Financial risk management - Schedule of Maturities of Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Assets
Cash and balances at central banks	£ 78,110	£ 91,388	[1]	£ 76,420
Financial assets at fair value through profit or loss	203,318	180,769	[1]	206,971
Derivative financial instruments	22,356	24,753	[1]	22,051
Loans and advances to banks	10,764	10,632	[1]	7,001
Loans and advances to customers	449,745	454,899	[1]	448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Debt securities	15,355	9,926	[1]	6,835
Financial assets at amortised cost	514,635	520,322	[1]	517,156
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	28,137
Other assets	17,144	14,536	[1]	15,142
Total assets	881,453	873,394	[1]	881,257
Liabilities
Deposits from banks	6,153	7,266
Customer deposits	471,396	475,331	[1]	476,344
Repurchase agreements at amortised cost	37,703	48,596	[1]	31,125
Financial liabilities at fair value through profit or loss	24,914	17,755	[1]	23,123
Derivative financial instruments	20,149	24,042	[1]	18,060
Debt securities in issue at amortised cost	80,857	78,978
Liabilities arising from insurance and participating investment contracts	120,123	110,278	[1]	125,179
Participating investment contracts	44,978	39,476	[1]	40,890
Other liabilities	19,026	18,764	[1]	19,367
Subordinated liabilities	10,253	10,730	[1]	13,108
Total liabilities	834,088	829,483	[1]	£ 830,040
Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	78,110	91,388
Financial assets at fair value through profit or loss	203,318	180,769
Derivative financial instruments	22,356	24,753
Loans and advances to banks	10,764	10,632
Loans and advances to customers	449,745	454,899
Reverse repurchase agreements	38,771	44,865
Debt securities	15,355	9,926
Financial assets at amortised cost	514,635	520,322
Financial assets at fair value through other comprehensive income	27,592	23,154
Other assets	35,442	33,008
Total assets	881,453	873,394
Liabilities
Deposits from banks	6,153	7,266
Customer deposits	471,396	475,331
Repurchase agreements at amortised cost	37,703	48,596
Financial liabilities at fair value through profit or loss	24,914	17,755
Derivative financial instruments	20,149	24,042
Debt securities in issue at amortised cost	75,592	73,819
Liabilities arising from insurance and participating investment contracts	120,123	110,278
Participating investment contracts	44,978	39,476
Other liabilities	22,827	22,190
Subordinated liabilities	10,253	10,730
Total liabilities	834,088	829,483
Up to 1 month £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	78,110	91,388
Financial assets at fair value through profit or loss	13,286	12,019
Derivative financial instruments	2,747	2,896
Loans and advances to banks	5,768	4,756
Loans and advances to customers	19,148	17,535
Reverse repurchase agreements	19,475	14,530
Debt securities	427	7
Financial assets at amortised cost	44,818	36,828
Financial assets at fair value through other comprehensive income	276	310
Other assets	1,901	1,537
Total assets	141,138	144,978
Liabilities
Deposits from banks	2,092	3,988
Customer deposits	427,657	446,311
Repurchase agreements at amortised cost	3,222	12,203
Financial liabilities at fair value through profit or loss	8,971	5,245
Derivative financial instruments	2,821	3,197
Debt securities in issue at amortised cost	1,954	5,562
Liabilities arising from insurance and participating investment contracts	456	574
Participating investment contracts	348	439
Other liabilities	5,846	5,680
Subordinated liabilities	0	0
Total liabilities	453,367	483,199
1 to 3 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	8,279	8,108
Derivative financial instruments	1,380	1,823
Loans and advances to banks	1,213	763
Loans and advances to customers	11,274	7,628
Reverse repurchase agreements	10,242	10,908
Debt securities	185	219
Financial assets at amortised cost	22,914	19,518
Financial assets at fair value through other comprehensive income	428	273
Other assets	1,024	969
Total assets	34,025	30,691
Liabilities
Deposits from banks	1,065	364
Customer deposits	11,052	8,074
Repurchase agreements at amortised cost	4,057	6,183
Financial liabilities at fair value through profit or loss	4,115	2,363
Derivative financial instruments	1,381	1,647
Debt securities in issue at amortised cost	8,057	9,761
Liabilities arising from insurance and participating investment contracts	324	422
Participating investment contracts	527	497
Other liabilities	1,169	1,236
Subordinated liabilities	0	0
Total liabilities	31,747	30,547
3 to 6 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	6,192	3,269
Derivative financial instruments	907	1,069
Loans and advances to banks	873	896
Loans and advances to customers	13,310	10,337
Reverse repurchase agreements	5,002	11,600
Debt securities	7	73
Financial assets at amortised cost	19,192	22,906
Financial assets at fair value through other comprehensive income	221	391
Other assets	71	47
Total assets	26,583	27,682
Liabilities
Deposits from banks	201	141
Customer deposits	9,138	5,628
Repurchase agreements at amortised cost	23	0
Financial liabilities at fair value through profit or loss	4,883	1,526
Derivative financial instruments	814	942
Debt securities in issue at amortised cost	9,260	8,646
Liabilities arising from insurance and participating investment contracts	12	94
Participating investment contracts	789	736
Other liabilities	372	378
Subordinated liabilities	15	541
Total liabilities	25,507	18,632
6 to 9 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	1,999	2,186
Derivative financial instruments	693	656
Loans and advances to banks	413	700
Loans and advances to customers	11,555	8,849
Reverse repurchase agreements	1,969	4,035
Debt securities	93	275
Financial assets at amortised cost	14,030	13,859
Financial assets at fair value through other comprehensive income	272	456
Other assets	777	589
Total assets	17,771	17,746
Liabilities
Deposits from banks	218	139
Customer deposits	6,925	2,953
Repurchase agreements at amortised cost	2	0
Financial liabilities at fair value through profit or loss	479	1,431
Derivative financial instruments	660	739
Debt securities in issue at amortised cost	5,873	3,940
Liabilities arising from insurance and participating investment contracts	178	163
Participating investment contracts	787	742
Other liabilities	1,532	1,476
Subordinated liabilities	47	662
Total liabilities	16,701	12,245
9 to 12 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	1,499	858
Derivative financial instruments	448	637
Loans and advances to banks	228	352
Loans and advances to customers	10,326	9,952
Reverse repurchase agreements	620	285
Debt securities	297	77
Financial assets at amortised cost	11,471	10,666
Financial assets at fair value through other comprehensive income	617	665
Other assets	65	132
Total assets	14,100	12,958
Liabilities
Deposits from banks	184	408
Customer deposits	6,093	4,695
Repurchase agreements at amortised cost	0	0
Financial liabilities at fair value through profit or loss	169	665
Derivative financial instruments	526	779
Debt securities in issue at amortised cost	4,554	2,114
Liabilities arising from insurance and participating investment contracts	287	331
Participating investment contracts	776	716
Other liabilities	469	515
Subordinated liabilities	789	0
Total liabilities	13,847	10,223
1 to 2 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	3,403	2,827
Derivative financial instruments	1,094	1,424
Loans and advances to banks	579	78
Loans and advances to customers	32,667	33,886
Reverse repurchase agreements	754	2,924
Debt securities	2,588	874
Financial assets at amortised cost	36,588	37,762
Financial assets at fair value through other comprehensive income	1,663	2,324
Other assets	137	71
Total assets	42,885	44,408
Liabilities
Deposits from banks	349	4
Customer deposits	7,685	3,887
Repurchase agreements at amortised cost	21,448	0
Financial liabilities at fair value through profit or loss	658	615
Derivative financial instruments	1,420	2,030
Debt securities in issue at amortised cost	12,489	10,124
Liabilities arising from insurance and participating investment contracts	2,485	1,247
Participating investment contracts	4,280	2,793
Other liabilities	639	499
Subordinated liabilities	1,943	915
Total liabilities	53,396	22,114
2 to 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	9,420	7,726
Derivative financial instruments	2,448	2,828
Loans and advances to banks	1,686	3,084
Loans and advances to customers	72,029	78,857
Reverse repurchase agreements	709	583
Debt securities	5,742	6,475
Financial assets at amortised cost	80,166	88,999
Financial assets at fair value through other comprehensive income	11,587	9,334
Other assets	160	129
Total assets	103,781	109,016
Liabilities
Deposits from banks	2,044	2,222
Customer deposits	2,520	3,402
Repurchase agreements at amortised cost	8,951	30,210
Financial liabilities at fair value through profit or loss	926	1,476
Derivative financial instruments	2,829	3,850
Debt securities in issue at amortised cost	24,418	23,964
Liabilities arising from insurance and participating investment contracts	11,235	8,465
Participating investment contracts	9,517	9,890
Other liabilities	876	688
Subordinated liabilities	3,130	3,770
Total liabilities	66,446	87,937
Over 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss	159,240	143,776
Derivative financial instruments	12,639	13,420
Loans and advances to banks	4	3
Loans and advances to customers	279,436	287,855
Reverse repurchase agreements	0	0
Debt securities	6,016	1,926
Financial assets at amortised cost	285,456	289,784
Financial assets at fair value through other comprehensive income	12,528	9,401
Other assets	31,307	29,534
Total assets	501,170	485,915
Liabilities
Deposits from banks	0	0
Customer deposits	326	381
Repurchase agreements at amortised cost	0	0
Financial liabilities at fair value through profit or loss	4,713	4,434
Derivative financial instruments	9,698	10,858
Debt securities in issue at amortised cost	8,987	9,708
Liabilities arising from insurance and participating investment contracts	105,146	98,982
Participating investment contracts	27,954	23,663
Other liabilities	11,924	11,718
Subordinated liabilities	4,329	4,842
Total liabilities	£ 173,077	£ 164,586

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.